Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses

Allowance for credit losses

	For the three months ended
	April 30, 2020					April 30, 2019
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$367	$126	$(8)	$(1)	$484	$409	$(2)	$(16)	$4	$395
Personal	940	437	(119)	–	1,258	892	148	(117)	(1)	922
Credit cards	868	393	(142)	2	1,121	780	135	(125)	–	790
Small business	66	50	(9)	–	107	51	7	(8)	(1)	49
Wholesale	1,191	1,660	(67)	6	2,790	1,110	158	(155)	(5)	1,108
Customers’ liability under acceptances	39	68	–	(2)	105	31	(5)	–	–	26
	$3,471	$2,734	$(345)	$5	$5,865	$3,273	$441	$(421)	$(3)	$3,290
Presented as:
Allowance for loan losses	$3,139				$5,230	$3,061				$3,093
Other liabilities – Provisions	292				529	180				171
Customers’ liability under acceptances	39				105	31				26
Other components of equity	1				1	1				–

	For the six months ended
	April 30, 2020					April 30, 2019
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$402	$119	$(16)	$(21)	$484	$382	$31	$(20)	$2	$395
Personal	935	558	(230)	(5)	1,258	895	271	(230)	(14)	922
Credit cards	832	570	(281)	–	1,121	760	275	(245)	–	790
Small business	61	64	(17)	(1)	107	51	13	(13)	(2)	49
Wholesale	1,165	1,762	(108)	(29)	2,790	979	362	(216)	(17)	1,108
Customers’ liability under acceptances	24	82	–	(1)	105	21	5	–	–	26
	$3,419	$3,155	$(652)	$(57)	$5,865	$3,088	$957	$(724)	$(31)	$3,290
Presented as:
Allowance for loan losses	$3,100				$5,230	$2,912				$3,093
Other liabilities – Provisions	295				529	154				171
Customers’ liability under acceptances	24				105	21				26
Other components of equity	–				1	1				–
The following table reconciles the opening and closing allowance for loans and commitments, by stage, for each major product category. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$132	$80	$155	$367	$138	$79	$192	$409
Provision for credit losses
Transfers to stage 1	33	(21)	(12)	–	35	(28)	(7)	–
Transfers to stage 2	(22)	23	(1)	–	(2)	3	(1)	–
Transfers to stage 3	(1)	(7)	8	–	–	(10)	10	–
Originations	11	–	–	11	10	–	–	10
Maturities	(3)	(4)	–	(7)	(3)	(1)	–	(4)
Changes in risk, parameters and exposures	(39)	159	2	122	(39)	19	12	(8)
Write-offs	–	–	(10)	(10)	–	–	(17)	(17)
Recoveries	–	–	2	2	–	–	1	1
Exchange rate and other	3	(7)	3	(1)	1	1	2	4
Balance at end of period	$114	$223	$147	$484	$140	$63	$192	$395

Personal
Balance at beginning of period	$273	$517	$150	$940	$235	$519	$138	$892
Provision for credit losses
Transfers to stage 1	110	(107)	(3)	–	142	(136)	(6)	–
Transfers to stage 2	(37)	38	(1)	–	(23)	24	(1)	–
Transfers to stage 3	(1)	(19)	20	–	(1)	(40)	41	–
Originations	28	–	–	28	23	1	–	24
Maturities	(11)	(24)	–	(35)	(5)	(27)	–	(32)
Changes in risk, parameters and exposures	(20)	352	112	444	(134)	214	76	156
Write-offs	–	–	(148)	(148)	–	–	(148)	(148)
Recoveries	–	–	29	29	–	–	31	31
Exchange rate and other	1	–	(1)	–	1	–	(2)	(1)
Balance at end of period	$343	$757	$158	$1,258	$238	$555	$129	$922

Credit cards
Balance at beginning of period	$174	$694	$–	$868	$168	$612	$–	$780
Provision for credit losses
Transfers to stage 1	117	(117)	–	–	118	(118)	–	–
Transfers to stage 2	(25)	25	–	–	(20)	20	–	–
Transfers to stage 3	(1)	(94)	95	–	(1)	(83)	84	–
Originations	3	–	–	3	1	–	–	1
Maturities	(4)	(6)	–	(10)	(1)	(5)	–	(6)
Changes in risk, parameters and exposures	(20)	373	47	400	(98)	197	41	140
Write-offs	–	–	(173)	(173)	–	–	(158)	(158)
Recoveries	–	–	31	31	–	–	33	33
Exchange rate and other	2	–	–	2	(1)	1	–	–
Balance at end of period	$246	$875	$–	$1,121	$166	$624	$–	$790

Small business
Balance at beginning of period	$29	$11	$26	$66	$16	$18	$17	$51
Provision for credit losses
Transfers to stage 1	4	(4)	–	–	6	(6)	–	–
Transfers to stage 2	(2)	2	–	–	(1)	1	–	–
Transfers to stage 3	–	–	–	–	–	(2)	2	–
Originations	5	–	–	5	2	–	–	2
Maturities	(2)	–	–	(2)	(1)	(2)	–	(3)
Changes in risk, parameters and exposures	22	11	14	47	(7)	8	7	8
Write-offs	–	–	(10)	(10)	–	–	(10)	(10)
Recoveries	–	–	1	1	–	–	2	2
Exchange rate and other	–	1	(1)	–	–	–	(1)	(1)
Balance at end of period	$56	$21	$30	$107	$15	$17	$17	$49

Wholesale
Balance at beginning of period	$300	$407	$484	$1,191	$301	$361	$448	$1,110
Provision for credit losses
Transfers to stage 1	39	(38)	(1)	–	54	(45)	(9)	–
Transfers to stage 2	(37)	37	–	–	(8)	8	–	–
Transfers to stage 3	(1)	(27)	28	–	(2)	(17)	19	–
Originations	413	–	–	413	59	17	–	76
Maturities	(34)	(42)	–	(76)	(46)	(36)	–	(82)
Changes in risk, parameters and exposures	555	463	305	1,323	(68)	65	167	164
Write-offs	–	–	(82)	(82)	–	–	(168)	(168)
Recoveries	–	–	15	15	–	–	13	13
Exchange rate and other	11	7	(12)	6	3	5	(13)	(5)
Balance at end of period	$1,246	$807	$737	$2,790	$293	$358	$457	$1,108

	For the six months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$146	$77	$179	$402	$142	$64	$176	$382
Provision for credit losses
Transfers to stage 1	60	(39)	(21)	–	43	(36)	(7)	–
Transfers to stage 2	(26)	29	(3)	–	(5)	7	(2)	–
Transfers to stage 3	(2)	(15)	17	–	(1)	(18)	19	–
Originations	27	–	–	27	23	–	–	23
Maturities	(7)	(7)	–	(14)	(6)	(3)	–	(9)
Changes in risk, parameters and exposures	(84)	188	2	106	(57)	49	25	17
Write-offs	–	–	(22)	(22)	–	–	(22)	(22)
Recoveries	–	–	6	6	–	–	2	2
Exchange rate and other	–	(10)	(11)	(21)	1	–	1	2
Balance at end of period	$114	$223	$147	$484	$140	$63	$192	$395

Personal
Balance at beginning of period	$272	$520	$143	$935	$242	$512	$141	$895
Provision for credit losses
Transfers to stage 1	229	(226)	(3)	–	274	(268)	(6)	–
Transfers to stage 2	(56)	57	(1)	–	(46)	47	(1)	–
Transfers to stage 3	(2)	(39)	41	–	(1)	(84)	85	–
Originations	53	–	–	53	46	1	–	47
Maturities	(23)	(47)	–	(70)	(12)	(57)	–	(69)
Changes in risk, parameters and exposures	(131)	493	213	575	(266)	404	155	293
Write-offs	–	–	(297)	(297)	–	–	(292)	(292)
Recoveries	–	–	67	67	–	–	62	62
Exchange rate and other	1	(1)	(5)	(5)	1	–	(15)	(14)
Balance at end of period	$343	$757	$158	$1,258	$238	$555	$129	$922

Credit cards
Balance at beginning of period	$173	$659	$–	$832	$161	$599	$–	$760
Provision for credit losses
Transfers to stage 1	235	(235)	–	–	228	(228)	–	–
Transfers to stage 2	(47)	47	–	–	(39)	39	–	–
Transfers to stage 3	(1)	(182)	183	–	(1)	(163)	164	–
Originations	5	–	–	5	2	–	–	2
Maturities	(5)	(14)	–	(19)	(2)	(11)	–	(13)
Changes in risk, parameters and exposures	(114)	600	98	584	(182)	387	81	286
Write-offs	–	–	(347)	(347)	–	–	(311)	(311)
Recoveries	–	–	66	66	–	–	66	66
Exchange rate and other	–	–	–	–	(1)	1	–	–
Balance at end of period	$246	$875	$–	$1,121	$166	$624	$–	$790

Small business
Balance at beginning of period	$29	$10	$22	$61	$17	$16	$18	$51
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	11	(11)	–	–
Transfers to stage 2	(3)	3	–	–	(2)	2	–	–
Transfers to stage 3	–	(1)	1	–	–	(5)	5	–
Originations	8	–	–	8	5	–	–	5
Maturities	(3)	(1)	–	(4)	(2)	(4)	–	(6)
Changes in risk, parameters and exposures	20	15	25	60	(14)	19	9	14
Write-offs	–	–	(20)	(20)	–	–	(17)	(17)
Recoveries	–	–	3	3	–	–	4	4
Exchange rate and other	–	–	(1)	(1)	–	–	(2)	(2)
Balance at end of period	$56	$21	$30	$107	$15	$17	$17	$49

Wholesale
Balance at beginning of period	$281	$396	$488	$1,165	$274	$340	$365	$979
Provision for credit losses
Transfers to stage 1	66	(64)	(2)	–	78	(69)	(9)	–
Transfers to stage 2	(45)	46	(1)	–	(17)	19	(2)	–
Transfers to stage 3	(2)	(45)	47	–	(3)	(33)	36	–
Originations	479	–	–	479	127	27	–	154
Maturities	(77)	(95)	–	(172)	(89)	(79)	–	(168)
Changes in risk, parameters and exposures	538	562	355	1,455	(79)	149	306	376
Write-offs	–	–	(136)	(136)	–	–	(236)	(236)
Recoveries	–	–	28	28	–	–	20	20
Exchange rate and other	6	7	(42)	(29)	2	4	(23)	(17)
Balance at end of period	$1,246	$807	$737	$2,790	$293	$358	$457	$1,108

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 of our Condensed Financial Statements, and Note 2 and Note 5 of our 2019 Annual Report.
The COVID-19 global pandemic significantly impacted our economic outlook, which has a higher than usual degree of uncertainty given the rapidly evolving environment. Our allowance for credit losses reflects our economic outlook as at April 30, 2020. Subsequent changes to this forecast and related estimates will be reflected in our allowance for credit losses in future periods.
Our base scenario reflects a sharp drop in economic activity in Q2 followed by a partial recovery in the second half of the year as containment measures unwind gradually. The recovery is expected to be gradual with the unemployment rate remaining above pre-shock lows at the end of calendar 2020.
Downside scenarios reflect conditions deteriorating further for up to two years, followed by a recovery for the remainder of the period. These scenarios assume a monetary policy response that returns the economy to a long-run, sustainable growth rate within the forecast period.
The upside scenario reflects stronger economic growth than the base scenario for the first two years, without further monetary policy response, followed by a return to a long-run sustainable growth rate within the forecast period.
The following provides additional detail about our forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment
– We expect quarterly average Canadian and U.S. unemployment to peak at 14.6% and 13.3%, respectively, for the calendar quarter of Q2 2020, before improving slowly, starting in the latter half of 2020.

•
Gross Domestic Product (GDP)
– We expect Canadian and U.S. GDP to contract in calendar Q2 2020, with a swoosh-shaped
recovery beginning in the latter half of 2020. GDP in calendar Q4 2020 is expected to be 5.6% below Q4 2019 levels in Canada, and 4.5% below such levels in the U.S.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to recover from the April 30, 2020 price of $19 per barrel to an average price of $30 per barrel over the next 12 months and $46 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $21 to $28 per barrel for the next 12 months and $37 to $46 per barrel for the following 2 to 5 years. As at October 31, 2019, our base forecast included an average price of $59 per barrel for the next 12 months and $68 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to contract by 3.5% over the next 12 months, with a compound annual growth rate of 5.2% for the following 2 to 5 years. The range of annual housing price growth in our alternative downside and upside scenarios is (30.1)% to 5.3% over the next 12 months and 2.8% to 10.8% for the following 2 to 5 years. As at October 31, 2019, our base forecast included housing price growth of 4.5% for the next 12 months and 4.7% for the following 2 to 5 years.

As described above, our base case scenario reflects a stressed environment as at April 30, 2020, reflective of current market conditions. In determining our IFRS 9 allowance for credit losses, we reassessed our scenario weights to more heavily weight the base case scenario and applied expert credit judgement to the weighted modelled results. As we more heavily weighted the stressed base case scenario, further downside scenarios did not have a material impact on the allowance for credit losses.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2019 Annual Report.

	As at
	April 30, 2020				October 31, 2019
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$234,742	$20,315	$–	$255,057	$238,377	$6,764	$–	$245,141
Medium risk	12,837	2,440	–	15,277	14,033	1,347	–	15,380
High risk	2,728	3,145	–	5,873	2,843	2,722	–	5,565
Not rated (1)	43,609	1,032	–	44,641	40,030	726	–	40,756
Impaired	–	–	671	671	–	–	732	732
	293,916	26,932	671	321,519	295,283	11,559	732	307,574
Items not subject to impairment (2)				405				517
Total				321,924				308,091

Loans outstanding – Personal
Low risk	$69,690	$2,922	$–	$72,612	$71,619	$1,944	$–	$73,563
Medium risk	4,228	3,710	–	7,938	5,254	3,011	–	8,265
High risk	701	1,930	–	2,631	843	1,874	–	2,717
Not rated (1)	7,049	155	–	7,204	7,293	105	–	7,398
Impaired	–	–	331	331	–	–	307	307
Total	81,668	8,717	331	90,716	85,009	6,934	307	92,250

Loans outstanding – Credit cards
Low risk	$11,169	$150	$–	$11,319	$13,840	$103	$–	$13,943
Medium risk	1,833	1,770	–	3,603	2,250	1,827	–	4,077
High risk	99	1,435	–	1,534	137	1,432	–	1,569
Not rated (1)	537	51	–	588	677	45	–	722
Total	13,638	3,406	–	17,044	16,904	3,407	–	20,311

Loans outstanding – Small business
Low risk	$2,232	$175	$–	$2,407	$2,200	$107	$–	$2,307
Medium risk	1,996	810	–	2,806	2,163	563	–	2,726
High risk	170	254	–	424	138	196	–	334
Not rated (1)	15	–	–	15	10	–	–	10
Impaired	–	–	73	73	–	–	57	57
Total	4,413	1,239	73	5,725	4,511	866	57	5,434

Undrawn loan commitments – Retail
Low risk	$208,731	$3,739	$–	$212,470	$196,743	$1,894	$–	$198,637
Medium risk	8,790	324	–	9,114	8,251	246	–	8,497
High risk	953	159	–	1,112	851	208	–	1,059
Not rated (1)	5,905	139	–	6,044	5,861	146	–	6,007
Total	224,379	4,361	–	228,740	211,706	2,494	–	214,200

Wholesale – Loans outstanding
Investment grade	$68,722	$664	$–	$69,386	$47,133	$97	$–	$47,230
Non-investment grade	122,134	31,537	–	153,671	119,778	11,940	–	131,718
Not rated (1)	7,270	408	–	7,678	5,862	320	–	6,182
Impaired	–	–	2,394	2,394	–	–	1,829	1,829
	198,126	32,609	2,394	233,129	172,773	12,357	1,829	186,959
Items not subject to impairment (2)				10,140				8,911
Total				243,269				195,870

Undrawn loan commitments – Wholesale
Investment grade	$231,701	$2,011	$–	$233,712	$222,819	$18	$–	$222,837
Non-investment grade	79,823	21,559	–	101,382	96,191	9,007	–	105,198
Not rated (1)	3,519	–	–	3,519	3,986	–	–	3,986
Total	315,043	23,570	–	338,613	322,996	9,025	–	332,021

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1)

	As at
	April 30, 2020				October 31, 2019
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$2,539	$1,353	$218	$4,110	$3,173	$1,369	$186	$4,728
Wholesale	3,778	1,078	8	4,864	1,543	460	3	2,006
	$6,317	$2,431	$226	$8,974	$4,716	$1,829	$189	$6,734

(1)
Loans in our payment deferral programs established to help clients manage through the challenges of COVID-19 have been re-aged to current and will not be aged further during the deferral period. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.

Loan modifications
We have established relief programs to help clients manage through challenges of COVID-19 through payment deferrals, interest rate reductions, covenant waivers, and refinancing or credit restructuring. In some cases, the original terms of the associated loans were renegotiated or otherwise modified, resulting in changes to the contractual terms of the loans that affect the contractual cash flows. During the three months ended April 30, 2020, the amortized cost of the loans whose contractual terms were modified while in Stage 2 or Stage 3 at the beginning of the period was $6,316 million, resulting in no material modification losses. The gross carrying amount of loans transferred to Stage 1 whose contractual terms were previously modified while in Stage 2 or Stage 3 was not material for the three months ended April 30, 2020
.